FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)		3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Feb. 11, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in valuation inputs or other assumptions		$ 99,200			$ (1,256,100)	$ 0	$ (2,976,000)	$ (3,801,300)	$ (4,297,300)
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning								0	0
Initial measurement on February 11th, 2021	$ 3,785,100
Change in valuation inputs or other assumptions									(1,587,300)
Transfer to Level 2									(2,197,800)
Fair value - Ending						0
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning								0	0
Initial measurement on February 11th, 2021	5,290,000
Change in valuation inputs or other assumptions									(1,437,500)
Transfer to Level 1					(3,852,500)			(3,852,500)	(3,852,500)
Transfer to Level 2					(2,197,800)			(2,197,800)	(2,197,800)
Fair value - Ending						0
Representative Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning				$ 49,000			49,000	0	0
Initial measurement on February 11th, 2021	36,500
Change in valuation inputs or other assumptions									12,500
Fair value - Ending						0			49,000
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning				49,000			49,000	0	0
Initial measurement on February 11th, 2021	9,111,600
Change in valuation inputs or other assumptions									(3,012,300)
Transfer to Level 1									(3,852,500)
Transfer to Level 2									(2,197,800)
Fair value - Ending						$ 0			49,000
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement on February 11th, 2021	3,785,100
Change in valuation inputs or other assumptions								1,587,300
Transfer to Level 2								(2,197,800)
Level 3 | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement on February 11th, 2021	5,290,000
Change in valuation inputs or other assumptions								1,437,500
Transfer to Level 1								(3,852,500)
Level 3 | Representative Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning		18,000	$ 17,000	49,000			49,000
Initial measurement on February 11th, 2021	36,500
Change in valuation inputs or other assumptions		1,000	14,000	32,000				17,500
Fair value - Ending		19,000	18,000	17,000	54,000		19,000	54,000	49,000
Level 3 | Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning		18,000	17,000	49,000			49,000
Initial measurement on February 11th, 2021	$ 9,111,600
Change in valuation inputs or other assumptions		1,000	14,000	32,000				3,007,300
Transfer to Level 1								(3,852,500)
Transfer to Level 2								(2,197,800)
Fair value - Ending		$ 19,000	$ 18,000	$ 17,000	$ 54,000		$ 19,000	$ 54,000	$ 49,000